PRIMECAP Odyssey Stock Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS – 97.0%	Shares	Value
Communication Services - 3.5%
Alphabet, Inc. - Class A	325,550	$55,844,847
Alphabet, Inc. - Class C	342,250	59,260,588
Comcast Corp. - Class A	138,600	5,720,022
Meta Platforms, Inc. - Class A	55,200	26,210,616
Nintendo Co. Ltd. – JPY	300,000	16,797,837
Walt Disney Co. (The)	296,200	27,750,978
		191,584,888

Consumer Discretionary - 8.3%
Bath & Body Works, Inc.	421,170	15,477,997
Burlington Stores, Inc. (a)	25,700	6,690,224
Capri Holdings Ltd. (a)	125,700	4,215,978
CarMax, Inc. (a)	464,900	39,256,156
Carnival Corp. (a)	933,500	15,552,110
eBay, Inc.	177,490	9,870,219
Leslie's, Inc. (a)	217,800	642,510
Mattel, Inc. (a)	3,231,400	62,333,706
MGM Resorts International (a)	75,230	3,232,633
Newell Brands, Inc.	1,600,000	13,744,000
Ross Stores, Inc.	695,120	99,562,038
Royal Caribbean Cruises Ltd.	173,950	27,261,444
Sony Group Corp. - ADR	1,084,819	96,104,115
TJX Cos., Inc. (The)	130,100	14,703,902
Victoria's Secret & Co. (a)	123,033	2,183,836
Whirlpool Corp.	495,139	50,489,324
		461,320,192

Consumer Staples - 2.1%
Altria Group, Inc.	132,800	6,508,528
BJ's Wholesale Club Holdings, Inc. (a)	285,600	25,121,376
Dollar Tree, Inc. (a)	380,300	39,680,502
Philip Morris International, Inc.	67,200	7,738,752
Sysco Corp.	350,446	26,861,686
Tyson Foods, Inc. - Class A	140,000	8,526,000
		114,436,844

Energy - 2.3%
Cameco Corp.	142,500	6,482,325
ConocoPhillips	211,200	23,485,440
EOG Resources, Inc.	165,900	21,036,120
Exxon Mobil Corp.	27,082	3,211,654
Hess Corp.	324,600	49,800,132
Southwestern Energy Co. (a)	1,050,000	6,772,500
TechnipFMC PLC	230,000	6,785,000
Transocean Ltd. (a)	1,622,800	9,396,012
Valero Energy Corp.	19,000	3,072,680
		130,041,863

Financials - 9.1%
Bank of America Corp.	605,700	24,415,767
Bank of New York Mellon Corp. (The)	100,000	6,507,000
Citigroup, Inc.	976,750	63,371,540
CME Group, Inc. - Class A	218,400	42,306,264
Discover Financial Services	88,160	12,694,158
Evercore, Inc. - Class A	9,790	2,451,318
Fidelity National Information Services, Inc.	70,900	5,447,247
JPMorgan Chase & Co.	305,800	65,074,240
Northern Trust Corp.	575,210	50,992,367
PayPal Holdings, Inc. (a)	244,100	16,056,898
Progressive Corp.	60,500	12,954,260
Raymond James Financial, Inc.	740,155	85,857,980
Visa, Inc. - Class A	124,800	33,155,616
Wells Fargo & Co.	1,370,858	81,346,714
WEX, Inc. (a)	21,440	3,933,168
		506,564,537

Health Care - 27.0%
Abbott Laboratories	63,520	6,729,309
Agilent Technologies, Inc.	321,930	45,520,902
Alcon, Inc.	46,200	4,342,800
Amgen, Inc.	500,750	166,484,352
AstraZeneca PLC - ADR	3,031,730	239,961,429
Biogen, Inc. (a)	575,600	122,717,920
Boston Scientific Corp. (a)	322,500	23,826,300
Bristol-Myers Squibb Co.	1,394,320	66,313,859
CVS Health Corp.	160,890	9,706,494
Elanco Animal Health, Inc. (a)	3,365,471	43,885,742
Eli Lilly & Co.	659,833	530,683,887
GRAIL, Inc. (a)	7,934	122,025
GSK PLC - ADR	818,280	31,724,716
Illumina, Inc. (a)	72,300	8,863,980
LivaNova PLC (a)	380,800	18,811,520
Medtronic PLC	30,170	2,423,254
Merck & Co., Inc.	54,200	6,131,646
Novartis AG - ADR	296,700	33,076,116
Revvity, Inc.	156,670	19,679,319
Roche Holding AG - CHF	16,920	5,509,241
Sanofi SA - ADR	80,470	4,169,151
Siemens Healthineers AG - EUR	120,400	6,466,939
Stryker Corp.	16,200	5,304,690
Thermo Fisher Scientific, Inc.	96,190	58,997,175
Waters Corp. (a)	5,380	1,809,186
Zimmer Biomet Holdings, Inc.	320,980	35,741,123
		1,499,003,075

Industrials - 19.2%
AECOM	1,933,770	175,218,900
Airbus SE - EUR	261,449	39,602,167
Alaska Air Group, Inc. (a)	54,050	2,028,496
American Airlines Group, Inc. (a)	2,334,350	24,837,484
AMETEK, Inc.	15,700	2,723,636
Carrier Global Corp.	110,782	7,545,362
Caterpillar, Inc.	32,660	11,306,892
CSX Corp.	70,400	2,471,040
Curtiss-Wright Corp.	179,900	53,016,530
Delta Air Lines, Inc.	924,450	39,769,839
FedEx Corp.	567,685	171,582,791
General Dynamics Corp.	64,200	19,177,182
GXO Logistics, Inc. (a)	76,700	4,293,666
Jacobs Solutions, Inc.	370,020	54,152,427
JELD-WEN Holding, Inc. (a)	250,000	4,172,500
Kirby Corp. (a)	257,700	31,666,176
Knight-Swift Transportation Holdings, Inc.	35,500	1,932,265
L3Harris Technologies, Inc.	23,300	5,286,537
Matson, Inc.	70,000	9,289,700
Moog, Inc. - Class A	90,700	17,786,270
Nextracker, Inc. - Class A (a)	666,408	32,747,289
Norfolk Southern Corp.	72,800	18,167,968
Otis Worldwide Corp.	30,081	2,842,654
Rockwell Automation, Inc.	16,600	4,625,590
RTX Corp.	9,162	1,076,443
RXO, Inc. (a)	341,100	10,816,281
Saia, Inc. (a)	15,900	6,643,815
Siemens AG - EUR	794,926	145,753,640
Southwest Airlines Co.	2,183,740	58,829,956
Union Pacific Corp.	30,400	7,500,592
United Airlines Holdings, Inc. (a)	1,291,400	58,655,388
United Parcel Service, Inc. - Class B	198,600	25,891,482
XPO, Inc. (a)	164,400	18,887,916
		1,070,298,874

Information Technology - 23.7%
Adobe, Inc. (a)	94,130	51,926,814
Analog Devices, Inc.	169,470	39,211,969
Applied Materials, Inc.	373,050	79,161,210
Corning, Inc.	243,398	9,738,354
Flex Ltd. (a)	4,560,399	146,616,828
Hewlett Packard Enterprise Co.	3,240,320	64,514,771
HP, Inc.	1,203,000	43,416,270
Infineon Technologies AG - EUR	213,000	7,388,149
Intel Corp.	4,179,530	128,478,752
Jabil, Inc.	52,000	5,858,840
Keysight Technologies, Inc. (a)	110,300	15,394,571
KLA Corp.	243,500	200,417,545
L.M. Ericsson Telephone Co. - ADR	4,572,830	31,506,799
Microsoft Corp.	408,910	171,067,499
NetApp, Inc.	555,270	70,508,185
NVIDIA Corp.	124,100	14,522,182
Oracle Corp.	707,200	98,619,040
QUALCOMM, Inc.	199,347	36,071,840
Seagate Technology Holdings PLC	131,950	13,481,331
Teradyne, Inc.	108,630	14,247,911
Texas Instruments, Inc.	380,000	77,447,800
		1,319,596,660

Materials - 1.8%
Albemarle Corp.	253,280	23,724,737
Corteva, Inc.	125,500	7,040,550
Dow, Inc.	123,200	6,710,704
DuPont de Nemours, Inc.	134,600	11,266,020
Freeport-McMoRan, Inc.	501,900	22,791,279
Glencore PLC - GBP	4,597,278	25,401,220
Tronox Holdings PLC	325,200	5,255,232
		102,189,742
TOTAL COMMON STOCKS (Cost $2,371,224,857)		5,395,036,675

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%	Shares
Dreyfus Treasury Securities Cash Management – Institutional Shares - 5.17% (b)	170,234,786	170,234,786
TOTAL SHORT-TERM INVESTMENTS (Cost $170,234,786)		170,234,786

TOTAL INVESTMENTS - 100.0% (Cost $2,541,459,643)		5,565,271,461
Liabilities in Excess of Other Assets - (0.0)%		(2,245,391)
TOTAL NET ASSETS - 100.0%		$5,563,026,070

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

ADR - American Depositary Receipt
CHF - Swiss Francs EUR - Euros GBP - British Pound Sterling JPY - Japanese Yen

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2024. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stocks(1)	$5,395,036,675	$-	$-	$5,395,036,675
	Short-Term Investments	170,234,786	-	-	170,234,786
	Total Investments	5,565,271,461	-	$-	$5,565,271,461

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.